Long Term Debt to Affiliates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2013
Senior Secured Convertible Notes
Long Term Debt To Related Parties [Line Items]
Debt instrument interest rate	10.00%
Debt Instrument, Maturity Date	Mar. 31, 2015
15% Eight Promissory Note
Long Term Debt To Related Parties [Line Items]
Debt instrument interest rate	15.00%
12% Four Promissory Note
Long Term Debt To Related Parties [Line Items]
Debt instrument interest rate	12.00%